Segment Information - Schedule of Geographical Segment Analysis (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2018 INR (₨)	Mar. 31, 2018 USD ($)	Mar. 31, 2017 INR (₨)	Mar. 31, 2016 INR (₨)
Disclosure of geographical areas [line items]
Revenue	₨ 913,720	$ 14,033	₨ 717,207	₨ 639,493
India [member]
Disclosure of geographical areas [line items]
Revenue	528,768	8,121	441,954	443,287
CHINA (member)
Disclosure of geographical areas [line items]
Revenue	84,138	1,292	61,179	34,556
UNITED ARAB EMIRATES (member)
Disclosure of geographical areas [line items]
Revenue	35,028	538	48,070	32,759
Other country [member]
Disclosure of geographical areas [line items]
Revenue	₨ 265,786	$ 4,082	₨ 166,004	₨ 128,891